Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 611,358,209	$ 93,694,745	¥ 319,847,701	¥ 1,264,025,785
Investments in equity securities	242,378,696	37,146,160	207,007,926
Amounts due from a related party	9,770,871	1,497,451	31,739,731
Other current assets	77,649,794	11,900,352	66,004,017
Total current assets	1,584,298,985	242,804,442	1,265,224,210
Non-current assets:
TOTAL ASSETS	4,094,954,517	627,579,236	3,816,479,417
Current liabilities:
Other payables	197,643,431	30,290,181	210,561,540
Other long-term liabilities	115,862,713	17,756,737	118,112,511
Total liabilities	1,845,029,834	282,763,193	1,798,719,410
Shareholders’ equity:
Additional paid-in capital	1,149,280,404	176,134,928	1,152,108,217
Retained earnings	570,042,924	87,362,900	308,698,533
Accumulated other comprehensive income	45,586,647	6,986,460	65,300,854
Total GreenTree Hospitality Group Ltd. shareholders’ equity	2,103,031,255	322,303,641	1,861,168,513
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,094,954,517	627,579,236	3,816,479,417
Common Class A
Shareholders’ equity:
Ordinary shares, value	222,587,070	34,112,961	219,526,699
Common Class B
Shareholders’ equity:
Ordinary shares, value	115,534,210	17,706,392	115,534,210
Parent Company
Current assets:
Cash and cash equivalents	193,351,177	29,632,364	22,137,640
Investments in equity securities	65,420,098	10,026,069
Amounts due from subsidiaries	14,683,443	2,250,336	6,271,868
Amounts due from a related party			8,424,629
Other current assets	1,356,058	207,825	2,416,728
Total current assets	274,810,776	42,116,594	39,250,865
Non-current assets:
Investments in subsidiaries	1,852,091,157	283,845,388	1,577,484,393
Equity securities with readily determinable fair values	236,812,139	36,293,048	262,833,287
TOTAL ASSETS	2,363,714,072	362,255,030	1,879,568,545
Current liabilities:
Other payables			6,000,000
Amounts due to subsidiaries	248,360,177	38,062,862	4,924,176
Other long-term liabilities	12,322,640	1,888,527	7,475,856
Total liabilities	260,682,817	39,951,389	18,400,032
Shareholders’ equity:
Additional paid-in capital	1,149,280,404	176,134,928	1,152,108,217
Retained earnings	570,042,924	87,362,900	308,698,533
Accumulated other comprehensive income	45,586,647	6,986,460	65,300,854
Total GreenTree Hospitality Group Ltd. shareholders’ equity	2,103,031,255	322,303,641	1,861,168,513
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,363,714,072	362,255,030	1,879,568,545
Parent Company | Common Class A
Shareholders’ equity:
Ordinary shares, value	222,587,070	34,112,961	219,526,699
Parent Company | Common Class B
Shareholders’ equity:
Ordinary shares, value	¥ 115,534,210	$ 17,706,392	¥ 115,534,210